TRADE PAYABLES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
TRADE PAYABLES AND OTHER LIABILITIES
TRADE PAYABLES AND OTHER LIABILITIES
17	TRADE PAYABLES AND OTHER LIABILITIES

Trade payables and other liabilities comprises:

	As at	As at
	December 31,	December 31,
	2021	2020
Trade payables	1,464	6,406
Accrued liabilities	12,380	6,099
Sales tax payable	444	4,356
Other payables	69	107
Trade Payables and Other Liabilities	14,357	16,968